Shareholder Report, Holdings (Details)	Jan. 31, 2025
YieldMax(TM) AI & Tech Portfolio Option Income ETF | C3.ai, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Salesforce, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | QUALCOMM, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
YieldMax(TM) AI & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Coinbase Global, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | MARA Holdings, Inc. - Expiration: 02/07/25; Exercise: $7.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Cleanspark, Inc. - Expiration: 02/07/25; Exercise: $5.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | iShares Bitcoin Trust ETF - Expiration: 02/07/25; Exercise: $30.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | NU Holdings, Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | MercadoLibre, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Riot Platforms, Inc. - Expiration: 02/07/25; Exercise: $5.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Opera, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
YieldMax(TM) Crypto Industry & Tech Portfolio Option Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Yieldmax Meta Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | YieldMax NFLX Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | YieldMax COIN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | YieldMax MSTR Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Yieldmax Tsla Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Coinbase Global, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Yieldmax Meta Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | YieldMax NFLX Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | YieldMax COIN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | YieldMax MSTR Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Yieldmax Tsla Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | NVIDIA Corp. - Expiration: 02/07/25; Exercise: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Amazon.com, Inc. - Expiration: 02/07/25; Exercise: $150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax(TM) Target 12(TM) Big 50 Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | QUALCOMM, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | ARM Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Broadcom, Inc. - Expiration: 02/07/25; Exercise: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%